Income Taxes - Schedule of Rate Reconciliation Pursuant to the Disclosure Requirements (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Rate Reconciliation Pursuant to the Disclosure Requirements [Abstract]
PRC statutory income tax rates (in Yuan Renminbi)		¥ 31,486,900
PRC statutory income tax rates		25.00%		25.00%		25.00%	25.00%
Effect of expenses not deductible for tax purposes (in Yuan Renminbi)		¥ 419,006
Effect of expenses not deductible for tax purposes		0.33%		0.33%		(0.28%)	(0.42%)
Effect of additional deduction of research and development expense (in Yuan Renminbi)		¥ (4,147,482)
Effect of additional deduction of research and development expense		(3.29%)		(3.29%)		5.90%	5.98%
Effect of income tax exemptions and reliefs (in Yuan Renminbi)		¥ 249,076
Effect of income tax exemptions and reliefs		0.20%		0.20%		(0.39%)	(5.71%)
Recovery from deferred income tax assets (in Yuan Renminbi)		¥ (3,055,163)
Recovery from deferred income tax assets		(2.43%)		(2.43%)		0.22%	0.05%
Effect of valuation allowance on deferred income tax assets (in Yuan Renminbi)		¥ 29,337,978
Effect of valuation allowance on deferred income tax assets		23.30%		23.30%		(26.29%)	(23.52%)
Income tax difference under different tax jurisdictions* (in Yuan Renminbi)	[1]	¥ (54,290,315)
Income tax difference under different tax jurisdictions*		(43.11%)	[1]	(43.11%)	[1]	(4.16%)	(1.37%)
Total (in Yuan Renminbi)							¥ (17,394)
Total		0.00%		0.00%		0.00%	0.01%

[1]	Substantially all the income tax difference under different tax jurisdictions was generated from BVI entities.